GOODWILL - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Abstract]
Intangible assets with indefinite useful life	SFr 0.0	SFr 0.0
Business plan, term	5 years